Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Payables

	2017	2016
Payable to suppliers	2,527,152	1,718,788
Taxes payable	415,650	302,346
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	305,208	262,748
Accrued selling and marketing expenses	79,011	58,879
4.5G license fees payable	—	1,522,615
Other	369,445	236,615

	3,696,466	4,101,991